Neuberger & Berman
EQUITY FUNDS

Supplement to the Prospectus dated December 6, 1996

         MANAGEMENT  AND  ADMINISTRATION---Investment   Manager,  Administrator,
Distributor, and Sub-Adviser

         Neuberger&Berman Focus Portfolio and Neuberger&Berman Guardian Portfolio---Effective December 31 1996, Lawrence Marx III will no longer have responsibility for management of these Portfolios. Kent C. Simons and Kevin Risen will continue to be responsible for day-to-day management.

         The date of this Supplement is December 17, 1996.